Expense Example - Hartford Schroders China A Fund	Class A Year 1	Class A Year 3	Class A Year 5	Class A Year 10	Class C Year 1	Class C Year 3	Class C Year 5	Class C Year 10	Class I Year 1	Class I Year 3	Class I Year 5	Class I Year 10	Class Y Year 1	Class Y Year 3	Class Y Year 5	Class Y Year 10	Class F Year 1	Class F Year 3	Class F Year 5	Class F Year 10	Class SDR Year 1	Class SDR Year 3	Class SDR Year 5	Class SDR Year 10
USD ($)	689	1,537	2,396	4,598	328	1,271	2,313	4,909	117	958	1,816	4,036	113	943	1,789	3,986	101	911	1,740	3,897	101	911	1,740	3,897